Convertible debentures (Schedule of detailed information about underlying assumptions) (Details) - Derivative liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Convertible Debentures [Line Items]
Expected dividend yield	0.00%	0.00%
CDN to USD exchange rate (as applicable)	$ 0.7134	$ 0.7186
Minimum [Member]
Convertible Debentures [Line Items]
Volatility factor (based on historical volatility)	30.00%	140.00%
Risk free interest rate	2.22%	3.18%
Expected life of conversion features (in months)	0 months	0 months
Call value	$ 0	$ 0.02
Maximum [Member]
Convertible Debentures [Line Items]
Volatility factor (based on historical volatility)	129.00%	203.00%
Risk free interest rate	2.28%	3.50%
Expected life of conversion features (in months)	12 months	12 months
Call value	$ 0.01	$ 0.04